Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes Payable (Tables)
Schedule of convertible notes payable
	March 31, 2022	December 31, 2021
Secured
(a) Convertible notes due to AL-Bank	$483,000	$503,000

Unsecured
(b) Convertible notes with fixed conversion features, in default	895,000	895,000
Total Convertible notes	$1,378,000	$1,398,000

	December 31, 2021	December 31, 2020
Secured
(a) Convertible notes due to AL-Bank, in default at December 31, 2020	$503,000	$543,000

Unsecured
(b) Convertible notes with fixed conversion features, in default	895,000	895,000
(c) Convertible notes with adjustable conversion features, $20,000 in default at December 31, 2020	-	45,000
Total convertible notes principal outstanding	1,398,000	1,483,000
Debt discount	-	(14,000)
Convertible notes, net of discount	$1,398,000	$1,469,000